Summary Of Activity in the RSU's outstanding under the various Employees' Stock Incentive Master Scheme (Detail) - Restricted Stock Units (RSUs) [Member] - Employee Stock Incentive Master Scheme Two Thousand And Twenty Two [Member] - shares
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure In Tabular Form Of Movement In Restricted Stock Units One [Line Items]
Options available to be granted, beginning of period	97,109,000	0
Equity shares allocated for grant under the scheme	0	100,000,000
RSUs granted	(9,354,224)	(2,891,000)
Forfeited/lapsed	206,800	0
Options available to be granted, end of period	87,961,576	97,109,000